Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 13 - Commitments and Contingencies

Financial Instruments with Off-Balance Sheet Risk

The subsidiary bank is party to financial instruments with off-balance sheet risks in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit, lines of credit and standby letters of credit. These instruments involve elements of credit risk in excess of amounts recognized in the accompanying financial statements.

The subsidiary bank’s risk of loss with the unfunded loans and lines of credit or standby letters of credit is represented by the contractual amount of these instruments. The Bank uses the same credit policies in making commitments under such instruments as it does for on-balance sheet instruments. The amount of collateral obtained, if any, is based on management’s credit evaluation of the borrower. Collateral held varies, but may include accounts receivable, inventory, real estate and time deposits with financial institutions. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. Credit card commitments are unsecured.

As of December 31, 2017 and 2016, outstanding financial instruments whose contract amounts represent credit risk were as follows:

	2017	2016
	(dollars in thousands)
Commitments to extend credit	$112,637	$86,651
Credit card commitments	10,405	9,870
Standby letters of credit	1,360	1,628
	$124,402	$98,149

Contingencies

In the normal course of business, the Company is involved in various legal proceedings. In the opinion of management, any liability resulting from such proceedings would not have a material adverse effect on the consolidated financial statements.

Financial Instruments with Concentration of Credit Risk

The subsidiary bank makes commercial, agricultural, real estate mortgage, home equity and consumer loans primarily in Stanly, Anson, Cabarrus and Mecklenburg counties. A substantial portion of the Company’s customers’ ability to honor their contracts is dependent on the economy in these counties.

Although the Company’s composition of loans is diversified, there is some concentration of mortgage real estate loans, primarily 1-to-4 family residential mortgage loans and in commercial loans secured primarily by real estate, shopping center locations, commercial land development, commercial buildings and equipment in the total portfolio. The Bank’s policy is to abide by real estate loan-to-value margin limits corresponding to guidelines issued by the federal supervisory agencies on March 19, 1993. Lending policy for all loans requires that they be supported by sufficient cash flows at the time of origination.